7. Stockholders' Equity: Schedule of Share-based Compensation (Details) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Employee Benefits and Share-based Compensation	$ 16,131	$ 23,554
Share-based compensation, other	$ 54,300	$ 0